UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Steven I. Koszalka

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund®
Investment portfolio
June 30, 2015
unaudited
Short-term securities 94.03% Federal agency discount notes 71.16%	Yield at acquisition	Principal amount (000)	Value (000)
Fannie Mae 7/1/2015	0.10%	$100,000	$100,000
Fannie Mae 7/2/2015	0.09	58,000	58,000
Fannie Mae 7/3/2015	0.12	50,000	50,000
Fannie Mae 7/6/2015	0.06	286,141	286,141
Fannie Mae 7/15/2015	0.07	20,000	20,000
Fannie Mae 8/3/2015	0.16	100,000	99,999
Fannie Mae 8/6/2015	0.09	50,000	49,999
Fannie Mae 8/10/2015	0.10	115,000	114,999
Fannie Mae 8/12/2015	0.06	194,000	193,998
Fannie Mae 8/17/2015	0.10	90,500	90,499
Fannie Mae 8/20/2015	0.12	75,000	74,999
Fannie Mae 8/26/2015	0.06	75,933	75,931
Fannie Mae 9/2/2015	0.11	185,200	185,196
Fannie Mae 9/3/2015	0.13	69,300	69,299
Fannie Mae 10/1/2015	0.15	50,000	49,997
Fannie Mae 10/5/2015	0.15	50,000	49,996
Fannie Mae 11/2/2015	0.12	110,000	109,980
Fannie Mae 11/12/2015	0.14	25,000	24,994
Fannie Mae 11/16/2015	0.14	18,575	18,570
Fannie Mae 12/2/2015	0.13	50,072	50,054
Fannie Mae 12/9/2015	0.15	8,493	8,490
Fannie Mae 12/15/2015	0.14	50,000	49,978
Fannie Mae 1/4/2016	0.16	75,000	74,954
Federal Farm Credit Banks 7/1/2015	0.14	15,000	15,000
Federal Farm Credit Banks 7/7/2015	0.04	50,000	50,000
Federal Farm Credit Banks 7/20/2015	0.03	78,000	77,999
Federal Farm Credit Banks 7/21/2015	0.03	20,000	20,000
Federal Farm Credit Banks 7/23/2015	0.05	32,000	32,000
Federal Farm Credit Banks 7/30/2015	0.06	25,000	25,000
Federal Farm Credit Banks 8/4/2015	0.06	115,000	114,999
Federal Farm Credit Banks 8/5/2015	0.12	25,000	25,000
Federal Farm Credit Banks 8/17/2015	0.07	50,000	49,999
Federal Farm Credit Banks 9/3/2015	0.08	20,800	20,800
Federal Home Loan Bank 7/1/2015	0.07	287,000	287,000
Federal Home Loan Bank 7/6/2015	0.06	187,680	187,680
Federal Home Loan Bank 7/8/2015	0.06	525,000	525,000
Federal Home Loan Bank 7/10/2015	0.07	100,000	100,000
Federal Home Loan Bank 7/13/2015	0.09	50,000	50,000
Federal Home Loan Bank 7/14/2015	0.06	100,000	100,000
Federal Home Loan Bank 7/15/2015	0.08	529,735	529,735
Federal Home Loan Bank 7/17/2015	0.07	83,400	83,400
Federal Home Loan Bank 7/20/2015	0.07	20,000	20,000
Federal Home Loan Bank 7/22/2015	0.08	360,300	360,296
Federal Home Loan Bank 7/24/2015	0.08	320,000	319,997
Federal Home Loan Bank 7/27/2015	0.06	150,000	149,998
Federal Home Loan Bank 7/29/2015	0.08	420,600	420,596
Federal Home Loan Bank 7/31/2015	0.08	260,683	260,680
American Funds Money Market Fund — Page 1 of 5

unaudited
Short-term securities Federal agency discount notes (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 8/3/2015	0.04%	$200,000	$199,998
Federal Home Loan Bank 8/4/2015	0.06	50,000	49,999
Federal Home Loan Bank 8/5/2015	0.08	336,700	336,697
Federal Home Loan Bank 8/7/2015	0.06	336,850	336,847
Federal Home Loan Bank 8/10/2015	0.06	100,000	99,999
Federal Home Loan Bank 8/11/2015	0.07	230,000	229,998
Federal Home Loan Bank 8/12/2015	0.08	200,000	199,998
Federal Home Loan Bank 8/13/2015	0.08	166,000	165,998
Federal Home Loan Bank 8/14/2015	0.05	150,000	149,998
Federal Home Loan Bank 8/17/2015	0.09	71,500	71,499
Federal Home Loan Bank 8/18/2015	0.08	10,000	10,000
Federal Home Loan Bank 8/19/2015	0.08	310,000	309,997
Federal Home Loan Bank 8/21/2015	0.08	110,000	109,999
Federal Home Loan Bank 8/26/2015	0.07	200,000	199,996
Federal Home Loan Bank 8/28/2015	0.07	44,800	44,799
Federal Home Loan Bank 9/4/2015	0.09	112,410	112,407
Federal Home Loan Bank 9/16/2015	0.09	200,000	199,992
Federal Home Loan Bank 9/17/2015	0.08	100,000	99,996
Federal Home Loan Bank 9/18/2015	0.09	40,000	39,998
Federal Home Loan Bank 9/21/2015	0.08	50,000	49,997
Federal Home Loan Bank 9/23/2015	0.09	50,000	49,998
Federal Home Loan Bank 9/25/2015	0.08	170,400	170,391
Federal Home Loan Bank 11/2/2015	0.10	100,000	99,982
Federal Home Loan Bank 12/2/2015	0.16	25,000	24,991
Federal Home Loan Bank 12/9/2015	0.17	25,000	24,990
Freddie Mac 7/23/2015	0.06	85,000	84,999
Freddie Mac 7/24/2015	0.07	132,000	131,999
Freddie Mac 7/27/2015	0.10	187,500	187,498
Freddie Mac 8/3/2015	0.08	126,100	126,099
Freddie Mac 8/4/2015	0.07	101,200	101,199
Freddie Mac 8/5/2015	0.11	100,000	99,999
Freddie Mac 8/6/2015	0.10	146,700	146,699
Freddie Mac 8/7/2015	0.11	127,300	127,299
Freddie Mac 8/17/2015	0.08	174,100	174,098
Freddie Mac 8/19/2015	0.09	125,000	124,999
Freddie Mac 8/20/2015	0.07	150,000	149,998
Freddie Mac 8/21/2015	0.08	42,100	42,100
Freddie Mac 8/24/2015	0.06	25,000	25,000
Freddie Mac 9/2/2015	0.13	75,000	74,998
Freddie Mac 9/3/2015	0.06	50,000	49,999
Freddie Mac 9/9/2015	0.06	62,200	62,198
Freddie Mac 9/16/2015	0.06	81,028	81,025
Freddie Mac 10/7/2015	0.09	150,000	149,986
Freddie Mac 10/21/2015	0.09	40,000	39,995
Freddie Mac 10/23/2015	0.11	7,300	7,299
Freddie Mac 10/27/2015	0.10	100,000	99,985
Freddie Mac 10/28/2015	0.10	50,000	49,992
Freddie Mac 10/30/2015	0.13	40,000	39,994
Freddie Mac 12/17/2015	0.16	50,000	49,977
Tennessee Valley Authority 7/7/2015	0.06	50,000	50,000
Tennessee Valley Authority 7/14/2015	0.05	138,700	138,700
Tennessee Valley Authority 8/4/2015	0.05	50,000	49,999
			11,585,949
American Funds Money Market Fund — Page 2 of 5

unaudited
Short-term securities U.S. Treasury bills 16.39%	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury Bills 7/2/2015	0.11%	$223,500	$223,500
U.S. Treasury Bills 7/9/2015	0.11	245,000	245,000
U.S. Treasury Bills 7/16/2015	0.08	250,000	249,997
U.S. Treasury Bills 7/23/2015	0.07	120,000	120,000
U.S. Treasury Bills 7/30/2015	0.07	100,000	99,999
U.S. Treasury Bills 8/6/2015	0.06	50,000	50,000
U.S. Treasury Bills 8/13/2015	0.06	224,200	224,198
U.S. Treasury Bills 8/20/2015	0.06	186,100	186,094
U.S. Treasury Bills 8/27/2015	0.07	150,000	149,998
U.S. Treasury Bills 9/3/2015	0.08	50,000	49,999
U.S. Treasury Bills 9/10/2015	0.10	30,000	30,000
U.S. Treasury Bills 10/1/2015	0.13	50,000	49,999
U.S. Treasury Bills 10/8/2015	0.09	50,000	49,999
U.S. Treasury Bills 10/15/2015	0.10	50,000	49,999
U.S. Treasury Bills 10/22/2015	0.09	275,000	274,992
U.S. Treasury Bills 10/29/2015	0.09	90,000	89,997
U.S. Treasury Bills 11/5/2015	0.07	150,000	149,994
U.S. Treasury Bills 11/12/2015	0.06	100,000	99,986
U.S. Treasury Bills 12/3/2015	0.07	150,000	149,974
U.S. Treasury Bills 12/10/2015	0.08	50,000	49,990
U.S. Treasury Bills 12/24/2015	0.08	75,000	74,972
			2,668,687
Commercial paper 5.25%
British Columbia (Province of) 7/16/2015	0.08	8,621	8,621
British Columbia (Province of) 7/21/2015	0.08	8,000	8,000
Canada Bills 7/13/2015	0.07	50,000	49,999
Canada Bills 8/5/2015	0.09	50,000	49,997
Canada Bills 8/24/2015	0.09	100,000	99,988
Canada Bills 8/25/2015	0.10	50,000	49,994
Export Development Canada 7/14/2015	0.12	38,900	38,899
Export Development Canada 7/21/2015	0.11	75,000	74,997
Export Development Canada 8/17/2015	0.11	25,000	24,997
Export Development Canada 8/20/2015	0.10	49,800	49,794
KfW 7/23/2015[1]	0.15	86,700	86,697
KfW 7/24/2015[1]	0.09	70,000	69,998
KfW 9/17/2015[1]	0.17	40,000	39,987
Province of Ontario 7/28/2015	0.10	95,000	94,994
Québec (Province of) 7/2/2015[1]	0.10	50,000	50,000
Québec (Province of) 7/7/2015[1]	0.09	58,000	57,999
			854,961
Discount notes 1.23%
International Bank for Reconstruction and Development 7/20/2015	0.10	50,000	50,000
International Bank for Reconstruction and Development 7/22/2015	0.05	50,000	49,999
International Bank for Reconstruction and Development 8/28/2015	0.06	50,000	49,999
International Bank for Reconstruction and Development 9/3/2015	0.09	50,000	49,999
			199,997
Total short-term securities (cost: $15,308,381,000)			15,309,594
American Funds Money Market Fund — Page 3 of 5

unaudited
Bonds, notes & other debt instruments 5.95% U.S. Treasury bonds & notes 5.95% U.S. Treasury floating rate notes 3.66%	Principal amount (000)	Value (000)
U.S. Treasury 0.06% 2016[2]	$50,000	$50,001
U.S. Treasury 0.084% 2016[2]	175,000	175,039
U.S. Treasury 0.085% 2016[2]	100,000	100,030
U.S. Treasury 0.068% 2016[2]	95,000	95,013
U.S. Treasury 0.099% 2017[2]	175,000	175,096
		595,179
U.S. Treasury 2.29%
U.S. Treasury 0.25% 2015	50,000	50,006
U.S. Treasury 1.75% 2015	108,000	108,158
U.S. Treasury 0.25% 2015	75,000	75,038
U.S. Treasury 0.25% 2015	90,000	90,063
U.S. Treasury 0.25% 2015	50,000	50,035
		373,300
Total bonds, notes & other debt instruments (cost: $968,213,000)		968,479
Total investment securities 99.98% (cost: $16,276,594,000)		16,278,073
Other assets less liabilities 0.02%		3,757
Net assets 100.00%		$16,281,830

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $304,681,000, which represented 1.87% of the net assets of the fund.
[2]	Coupon rate may change periodically; “yield at acquisition“ reflects current coupon rate.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Money Market Fund — Page 4 of 5

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2015, all of the fund’s investment securities were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,480
Gross unrealized depreciation on investment securities	(1)
Net unrealized appreciation on investment securities	1,479
Cost of investment securities	16,276,594
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-059-0815O-S49245	American Funds Money Market Fund — Page 5 of 5

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2015

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2015